Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	Keeley Funds, Inc.
Central Index Key	0001324203
Amendment Flag	false
Document Creation Date	Feb 25, 2013
Document Effective Date	Feb 25, 2013
Prospectus Date	Jan 31, 2013

KEELEY FUNDS, INC.

Supplement dated February 25, 2013 to the

Prospectus dated January 31, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the prospectus of the Keeley Funds, Inc. (the "Corporation").

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Small Cap Value Fund—Fees and Expenses of the Fund" on page 1 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSCVX)	Class I (KSCIX)
Management Fees	0.94%	0.94%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.19%	0.19%
Dividend and/or Interest Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.39%	1.14%
Fee Waiver and/or Expense Reimbursement(a)	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Small Cap Dividend Value Fund—Fees and Expenses of the Fund" on page 7 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSDVX)	Class I (KSDIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.56%	1.31%
Fee Waiver and/or Expense Reimbursement(a)	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Small-Mid Cap Value Fund—Fees and Expenses of the Fund" on page 13 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSMVX)	Class I (KSMIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.19%	0.19%
Dividend and/or Interest Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.45%	1.20%
Fee Waiver and/or Expense Reimbursement(a)	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	1.15%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Mid Cap Value Fund—Fees and Expenses of the Fund" on page 19 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KMCVX)	Class I (KMCIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses	1.53%	1.28%
Fee Waiver and/or Expense Reimbursement(a)	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Mid Cap Dividend Value Fund—Fees and Expenses of the Fund" on page 25 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KMDVX)	Class I (KMDIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	1.56%	1.56%
Dividend and/or Interest Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.83%	2.58%
Fee Waiver and/or Expense Reimbursement(a)	(1.42)%	(1.42)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.41%	1.16%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY All Cap Value Fund—Fees and Expenses of the Fund" on page 31 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KACVX)	Class I (KACIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses	1.47%	1.22%
Fee Waiver and/or Expense Reimbursement(a)	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Alternative Value Fund—Fees and Expenses of the Fund" on page 37 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KALVX)	Class I (KALIX)
Management Fees	1.60%	1.60%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.54%	0.54%
Dividend and/or Interest Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	2.47%	2.22%
Fee Waiver and/or Expense Reimbursement(a)	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.97%	1.72%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.89% for Class A Shares and 1.64% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Keeley Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Supplement [Text Block]	kfi2_SupplementTextBlock

KEELEY FUNDS, INC.

Supplement dated February 25, 2013 to the

Prospectus dated January 31, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the prospectus of the Keeley Funds, Inc. (the "Corporation").

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Small Cap Value Fund—Fees and Expenses of the Fund" on page 1 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSCVX)	Class I (KSCIX)
Management Fees	0.94%	0.94%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.19%	0.19%
Dividend and/or Interest Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.39%	1.14%
Fee Waiver and/or Expense Reimbursement(a)	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Small Cap Dividend Value Fund—Fees and Expenses of the Fund" on page 7 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSDVX)	Class I (KSDIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.56%	1.31%
Fee Waiver and/or Expense Reimbursement(a)	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Small-Mid Cap Value Fund—Fees and Expenses of the Fund" on page 13 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSMVX)	Class I (KSMIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.19%	0.19%
Dividend and/or Interest Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.45%	1.20%
Fee Waiver and/or Expense Reimbursement(a)	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	1.15%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Mid Cap Value Fund—Fees and Expenses of the Fund" on page 19 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KMCVX)	Class I (KMCIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses	1.53%	1.28%
Fee Waiver and/or Expense Reimbursement(a)	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Mid Cap Dividend Value Fund—Fees and Expenses of the Fund" on page 25 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KMDVX)	Class I (KMDIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	1.56%	1.56%
Dividend and/or Interest Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.83%	2.58%
Fee Waiver and/or Expense Reimbursement(a)	(1.42)%	(1.42)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.41%	1.16%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY All Cap Value Fund—Fees and Expenses of the Fund" on page 31 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KACVX)	Class I (KACIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses	1.47%	1.22%
Fee Waiver and/or Expense Reimbursement(a)	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Alternative Value Fund—Fees and Expenses of the Fund" on page 37 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KALVX)	Class I (KALIX)
Management Fees	1.60%	1.60%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.54%	0.54%
Dividend and/or Interest Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	2.47%	2.22%
Fee Waiver and/or Expense Reimbursement(a)	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.97%	1.72%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.89% for Class A Shares and 1.64% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Keeley Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	kfi2_SupplementTextBlock

KEELEY FUNDS, INC.

Supplement dated February 25, 2013 to the

Prospectus dated January 31, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the prospectus of the Keeley Funds, Inc. (the "Corporation").

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Small Cap Value Fund—Fees and Expenses of the Fund" on page 1 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSCVX)	Class I (KSCIX)
Management Fees	0.94%	0.94%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.19%	0.19%
Dividend and/or Interest Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.39%	1.14%
Fee Waiver and/or Expense Reimbursement(a)	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Keeley Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Keeley Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Keeley Small Cap Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	kfi2_SupplementTextBlock

KEELEY FUNDS, INC.

Supplement dated February 25, 2013 to the

Prospectus dated January 31, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the prospectus of the Keeley Funds, Inc. (the "Corporation").

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Small Cap Dividend Value Fund—Fees and Expenses of the Fund" on page 7 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSDVX)	Class I (KSDIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.56%	1.31%
Fee Waiver and/or Expense Reimbursement(a)	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Keeley Small Cap Dividend Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Keeley Small Cap Dividend Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Keeley Small-Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	kfi2_SupplementTextBlock

KEELEY FUNDS, INC.

Supplement dated February 25, 2013 to the

Prospectus dated January 31, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the prospectus of the Keeley Funds, Inc. (the "Corporation").

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Small-Mid Cap Value Fund—Fees and Expenses of the Fund" on page 13 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSMVX)	Class I (KSMIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.19%	0.19%
Dividend and/or Interest Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.45%	1.20%
Fee Waiver and/or Expense Reimbursement(a)	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	1.15%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Keeley Small-Mid Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Keeley Small-Mid Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
KEELEY MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	kfi2_SupplementTextBlock

KEELEY FUNDS, INC.

Supplement dated February 25, 2013 to the

Prospectus dated January 31, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the prospectus of the Keeley Funds, Inc. (the "Corporation").

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Mid Cap Value Fund—Fees and Expenses of the Fund" on page 19 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KMCVX)	Class I (KMCIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses	1.53%	1.28%
Fee Waiver and/or Expense Reimbursement(a)	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
KEELEY MID CAP VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
KEELEY MID CAP VALUE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Keeley Mid Cap Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	kfi2_SupplementTextBlock

KEELEY FUNDS, INC.

Supplement dated February 25, 2013 to the

Prospectus dated January 31, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the prospectus of the Keeley Funds, Inc. (the "Corporation").

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Mid Cap Dividend Value Fund—Fees and Expenses of the Fund" on page 25 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KMDVX)	Class I (KMDIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	1.56%	1.56%
Dividend and/or Interest Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.83%	2.58%
Fee Waiver and/or Expense Reimbursement(a)	(1.42)%	(1.42)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.41%	1.16%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Keeley Mid Cap Dividend Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.42%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%
Keeley Mid Cap Dividend Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.42%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%
Keeley All Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	kfi2_SupplementTextBlock

KEELEY FUNDS, INC.

Supplement dated February 25, 2013 to the

Prospectus dated January 31, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the prospectus of the Keeley Funds, Inc. (the "Corporation").

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY All Cap Value Fund—Fees and Expenses of the Fund" on page 31 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KACVX)	Class I (KACIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses	1.47%	1.22%
Fee Waiver and/or Expense Reimbursement(a)	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Keeley All Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Keeley All Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Keeley Alternative Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	kfi2_SupplementTextBlock

KEELEY FUNDS, INC.

Supplement dated February 25, 2013 to the

Prospectus dated January 31, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the prospectus of the Keeley Funds, Inc. (the "Corporation").

▪

The following table replaces in its entirety the table titled "Annual Fund Operating Expenses" in the section "KEELEY Alternative Value Fund—Fees and Expenses of the Fund" on page 37 of the Corporation's prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KALVX)	Class I (KALIX)
Management Fees	1.60%	1.60%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.54%	0.54%
Dividend and/or Interest Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	2.47%	2.22%
Fee Waiver and/or Expense Reimbursement(a)	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.97%	1.72%

(a)	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.89% for Class A Shares and 1.64% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Keeley Alternative Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.97%
Keeley Alternative Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.72%

[1]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.
[2]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.89% for Class A Shares and 1.64% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Keeley Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2013